Lease Liabilities - Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance, beginning of year	$ 10.4	$ 113.8
Additions (terminations)	2.1	(98.6)
Unwinding of discount on lease liabilities	0.6	1.5
Lease payments	(4.4)	(6.3)
Balance, end of year	8.7	10.4
Current portion	4.1	4.8
Long-term portion	$ 4.6	$ 5.6